SUPPLEMENTAL FINANCIAL INFORMATION (Details - Accounts payable) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Accounts Payable, Current	$ 760,535	$ 462,202
Accounts Payable [Member]
Accounts Payable, Current	758,821	457,558
Credit Cards Payable [Member]
Accounts Payable, Current	$ 1,714	$ 4,644